CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (122,754)	$ (76,038)	$ (98,908)
Adjustments for:
Depreciation expenses	96,641	97,798	93,875
Amortization expenses	367	579	932
Impairment losses on property, plant and equipment and other assets	33,532	1,387	0
Expected credit loss recognized on trade receivables	464	491	523
Write-down of inventories	4,366	2,460	3,045
Share-based payments	11,644	26,324	37,907
Listing expense	0	0	178,804
Finance costs	14,135	11,925	12,671
Finance income	(3,183)	(2,946)	(2,942)
Loss on disposals of property, plant and equipment	14,186	1,642	0
Other (gains) losses	(28)	615	973
Gain on financial liabilities at fair value through profit or loss	(28,178)	(16,117)	(205,938)
Share of loss of investments accounted for using equity method	4,090	1,221	0
Recognition of provisions	4,334	0	0
Income tax expense	0	0	2
Changes in operating assets and liabilities:
Increase in trade receivables	(306)	(1,483)	(41)
Decrease (increase) in inventories	3,771	21,709	(44,609)
Decrease (increase) in other assets	3,010	9,741	(5,128)
Decrease in notes and trade payables	(8,766)	(762)	(14,379)
Increase (decrease) in contract liabilities	4,969	(1,359)	(5,788)
Decrease in provisions for product warranty	(5,649)	(2,575)	(7,580)
(Decrease) increase in other liabilities	(6,096)	(6,723)	1,379
Cash generated from (used in) operations	20,549	67,889	(55,202)
Interest income received	3,183	2,946	2,942
Interest expense paid	(13,785)	(11,682)	(12,530)
Income tax paid	(97)	(58)	0
Net cash generated from (used in) operating activities	9,850	59,095	(64,790)
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisitions of property, plant and equipment	(124,420)	(117,816)	(123,102)
Proceeds from disposals of property, plant and equipment	1,313	1,549	418
Payments for acquisitions of intangible assets	(78)	(466)	(590)
Payments for acquisitions of investments accounted for using equity method	0	(18,900)	0
Refundable deposits paid	(283)	(462)	(147)
Decrease in time deposits with original maturities of more than three months	0	0	26,479
Increase in restricted deposits	(5,257)	(531)	(4,160)
Net cash used in investing activities	(128,725)	(136,626)	(101,102)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the Mergers	0	0	32,145
Proceeds from PIPE Investments (Note 16)	0	0	294,820
Proceeds from issuance of shares (Note 16)	75,000	0	0
Proceeds from bank loans	33,826	155,069	173,372
Repayments of bank loans	(61,550)	(127,221)	(90,647)
Repayments of bonds	0	0	(102,594)
Dividends paid for redeemable preferred shares	0	0	(2,094)
Payments for redemption of redeemable preferred shares	0	0	(106,055)
Guarantee deposits received	0	0	335
Guarantee deposits refunded	(192)	(62)	0
Repayments of the principal portion of lease liabilities	(13,270)	(12,635)	(12,886)
Net cash generated from financing activities	33,814	15,151	186,396
Effects of exchange rate changes on cash and cash equivalents	28,324	165	(1,833)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(56,737)	(62,215)	18,671
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	173,885	236,100	217,429
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 117,148	$ 173,885	$ 236,100